Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Disclosure of components of non-controlling interests

	2018	2017
	$m	$m
Non-controlling interests attributable to holders of ordinary shares in subsidiaries	7,996	7,621
At 31 Dec	7,996	7,621